Subordinated loans - Schedule of Changes In Subordinated Loans (Detail) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Opening balance	€ 13,724	€ 15,968	€ 15,968
Effect Of Changes In Accounting Policy	0		241
New issuances	1,089	1,746	1,859
Repayments	(933)	€ (1,909)	(4,646)
Exchange rate differences and other	324		302
Closing balance	€ 14,205		€ 13,724